S000048335 [Member] Annual Fund Operating Expenses - Bridge Builder Large Cap Value Fund	Jun. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 28, 2026
Bridge Builder Large Cap Value Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	0.46%	[3]
Fee Waiver or Reimbursement	(0.23%)	[1]
Net Expenses (as a percentage of Assets)	0.23%	[3]

[1]
Olive Street Investment Advisers, LLC (the “Adviser”) has contractually agreed, until at least October 28, 2026, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s sub‑advisers (i.e., the Adviser does not receive any management fees from the Fund as a result of its waivers). This contractual agreement may not be terminated by the Adviser without the consent of the Board of Trustees (the “Board”) of Bridge Builder Trust (the “Trust”), except that the Adviser may terminate the agreement upon written notice to the Trust, effective as of the end of the expense limitation period ending October 28, 2026, if written notice is provided to the Trust by or before a date agreed to by the Board. Such waivers are not subject to reimbursement by the Fund.

[2]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other mutual funds, including exchange-traded funds.
[3]
The Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses in this fee table do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.